Exposures - Net exposures European countries, excluding Sweden by exposure classes (Details) - Credit risk - SEK (kr) kr in Billions	Mar. 31, 2018	Dec. 31, 2017
Disclosure of credit risk exposure [line items]
Net exposure	kr 339.4	kr 327.2
Central governments
Disclosure of credit risk exposure [line items]
Net exposure	171.1	167.1
Regional governments
Disclosure of credit risk exposure [line items]
Net exposure	13.5	11.4
Multilateral development banks
Disclosure of credit risk exposure [line items]
Net exposure	2.8	0.0
Public Sector Entity
Disclosure of credit risk exposure [line items]
Net exposure	1.4	0.4
Financial institutions
Disclosure of credit risk exposure [line items]
Net exposure	38.6	38.6
Corporates
Disclosure of credit risk exposure [line items]
Net exposure	112.0	109.7
France
Disclosure of credit risk exposure [line items]
Net exposure	10.4	10.3
United Kingdom
Disclosure of credit risk exposure [line items]
Net exposure	7.4	7.7
Norway
Disclosure of credit risk exposure [line items]
Net exposure	6.5	6.2
Finland
Disclosure of credit risk exposure [line items]
Net exposure	6.4	7.1
Denmark
Disclosure of credit risk exposure [line items]
Net exposure	4.2	4.8
Luxembourg
Disclosure of credit risk exposure [line items]
Net exposure	3.7	0.4
Germany
Disclosure of credit risk exposure [line items]
Net exposure	3.7	4.7
Poland
Disclosure of credit risk exposure [line items]
Net exposure	3.3	3.1
The Netherlands
Disclosure of credit risk exposure [line items]
Net exposure	3.1	2.6
Belgium
Disclosure of credit risk exposure [line items]
Net exposure	2.5	0.9
Spain
Disclosure of credit risk exposure [line items]
Net exposure	2.4	2.6
Austria
Disclosure of credit risk exposure [line items]
Net exposure	1.2	0.1
Ireland
Disclosure of credit risk exposure [line items]
Net exposure	0.4	0.4
Switzerland
Disclosure of credit risk exposure [line items]
Net exposure	0.4	0.5
Latvia
Disclosure of credit risk exposure [line items]
Net exposure	0.2	0.2
Iceland
Disclosure of credit risk exposure [line items]
Net exposure	0.2	0.2
Italy
Disclosure of credit risk exposure [line items]
Net exposure	0.1	0.1
Russia
Disclosure of credit risk exposure [line items]
Net exposure	0.1	0.1
Estonia
Disclosure of credit risk exposure [line items]
Net exposure	0.1	0.1
Hungary
Disclosure of credit risk exposure [line items]
Net exposure	0.0	0.0
European countries excl. Sweden
Disclosure of credit risk exposure [line items]
Net exposure	kr 56.3	kr 52.1